Quarterly Holdings Report
for
Fidelity Freedom® Retirement Fund
June 30, 2026
FRI-NPRT1-0826
1.818362.121
Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	49,557,437	495,574,369
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	133,831	1,025,147
Fidelity Series Emerging Markets Debt Fund (b)	1,485,362	12,878,092
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	331,661	3,200,526
Fidelity Series Floating Rate High Income Fund (b)	190,872	1,654,864
Fidelity Series High Income Fund (b)	1,418,641	12,682,648
Fidelity Series International Credit Fund (b)	327,821	2,789,755
Fidelity Series International Developed Markets Bond Index Fund (b)	13,025,773	111,240,102
Fidelity Series Investment Grade Bond Fund (b)	71,317,762	718,169,868
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,930,873	42,271,554
Fidelity Series Real Estate Income Fund (b)	220,926	2,235,766
TOTAL BOND FUNDS (Cost $1,461,071,090)		1,403,722,691

Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,022,634	15,492,911
Fidelity Series Blue Chip Growth Fund (b)	1,532,786	41,753,088
Fidelity Series Commodity Strategy Fund (b)	408,264	43,769,971
Fidelity Series Growth Company Fund (b)	2,211,032	74,777,113
Fidelity Series Intrinsic Opportunities Fund (b)	735,448	8,898,916
Fidelity Series Large Cap Stock Fund (b)	2,475,973	73,090,719
Fidelity Series Large Cap Value Index Fund (b)	1,021,958	21,645,066
Fidelity Series Opportunistic Insights Fund (b)	1,558,173	44,330,016
Fidelity Series Small Cap Core Fund (b)	157,499	2,557,784
Fidelity Series Small Cap Discovery Fund (b)	449,583	5,916,518
Fidelity Series Small Cap Opportunities Fund (b)	667,583	13,491,859
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,122,761	48,309,115
Fidelity Series Value Discovery Fund (b)	2,358,415	44,008,028
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,669,424)		438,041,104

International Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,068,718	43,277,583
Fidelity Series Emerging Markets Fund (b)	1,877,194	28,645,978
Fidelity Series Emerging Markets Opportunities Fund (b)	3,605,306	115,874,547
Fidelity Series International Growth Fund (b)	2,708,111	58,413,962
Fidelity Series International Small Cap Fund (b)	1,010,853	19,115,236
Fidelity Series International Value Fund (b)	3,433,448	57,475,922
Fidelity Series Overseas Fund (b)	3,580,822	57,973,515
Fidelity Series Select International Small Cap Fund (b)	122,341	1,892,608
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $226,712,191)		382,669,351

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $33,136,592)	3,336,947	33,269,361

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	890,000	889,911
US Treasury Bills 0% 7/23/2026 (d)	3.63	3,330,000	3,322,698
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,880,000	1,874,556
US Treasury Bills 0% 7/9/2026 (d)	3.63	30,000	29,975
US Treasury Bills 0% 8/6/2026 (d)	3.63	90,000	89,675
US Treasury Bills 0% 9/17/2026 (d)	3.70	200,000	198,420
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,405,227)			6,405,235

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,805,338	2,805,899
Fidelity Series Government Money Market Fund (b)(f)	3.73	118,616,601	118,616,601
TOTAL MONEY MARKET FUNDS (Cost $121,422,500)			121,422,500

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,121,417,024)	2,385,530,242
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,572,562)
NET ASSETS - 100.0%	2,383,957,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,022	9/2026	114,751,438	938,625
CBOT US Treasury Long Bond Contracts (United States)	104	9/2026	11,758,500	282,548
ICE MSCI EAFE Index Contracts (United States)	54	9/2026	8,492,310	(15,300)
TOTAL LONG				1,205,873
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(64)	9/2026	(9,745,920)	(310,799)
CME E-Mini S&P 500 Index Contracts (United States)	(115)	9/2026	(43,402,438)	(515,351)
TOTAL SHORT				(826,150)
TOTAL FUTURES CONTRACTS				379,723

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,405,235.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,637,372	12,349,721	15,181,148	19,721	(46)	-	2,805,899	2,805,338	0.0%
Total	5,637,372	12,349,721	15,181,148	19,721	(46)	-	2,805,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	473,354,911	33,370,614	13,953,429	285,727	25,662	2,776,611	495,574,369	49,557,437
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,038,012	15,840	39,647	548	(4,805)	15,747	1,025,147	133,831
Fidelity Series All-Sector Equity Fund	12,721,476	913,824	409,723	-	35,343	2,231,991	15,492,911	1,022,634
Fidelity Series Blue Chip Growth Fund	35,676,213	1,987,984	5,329,373	-	610,025	8,808,239	41,753,088	1,532,786
Fidelity Series Canada Fund	40,681,043	2,762,374	1,237,110	-	96,274	975,002	43,277,583	2,068,718
Fidelity Series Commodity Strategy Fund	40,983,533	13,381,280	8,480,868	-	(230,265)	(1,883,709)	43,769,971	408,264
Fidelity Series Emerging Markets Debt Fund	12,486,569	320,989	375,952	180,809	1,201	445,285	12,878,092	1,485,362
Fidelity Series Emerging Markets Debt Local Currency Fund	3,149,292	35,681	95,508	-	(4,527)	115,588	3,200,526	331,661
Fidelity Series Emerging Markets Fund	21,629,079	3,349,074	991,842	-	87,428	4,572,239	28,645,978	1,877,194
Fidelity Series Emerging Markets Opportunities Fund	89,493,184	11,286,986	6,556,588	-	512,509	21,138,456	115,874,547	3,605,306
Fidelity Series Floating Rate High Income Fund	1,663,064	55,622	65,846	30,134	(7,773)	9,797	1,654,864	190,872
Fidelity Series Government Money Market Fund	127,073,029	19,639,607	28,096,035	1,208,046	-	-	118,616,601	118,616,601
Fidelity Series Growth Company Fund	63,930,854	3,573,320	9,576,696	-	1,332,582	15,517,053	74,777,113	2,211,032
Fidelity Series High Income Fund	12,513,517	339,827	369,467	202,196	(16,416)	215,187	12,682,648	1,418,641
Fidelity Series International Credit Fund	2,747,081	23,490	10,459	23,490	483	29,160	2,789,755	327,821
Fidelity Series International Developed Markets Bond Index Fund	109,115,839	4,449,667	3,248,821	914,666	(347,446)	1,270,863	111,240,102	13,025,773
Fidelity Series International Growth Fund	54,345,034	1,415,571	5,319,211	-	83,630	7,888,938	58,413,962	2,708,111
Fidelity Series International Small Cap Fund	22,517,542	-	5,277,985	-	1,181,969	693,710	19,115,236	1,010,853
Fidelity Series International Value Fund	54,457,817	3,534,183	3,728,889	-	91,612	3,121,199	57,475,922	3,433,448
Fidelity Series Intrinsic Opportunities Fund	7,850,264	262,463	241,292	-	6,907	1,020,574	8,898,916	735,448
Fidelity Series Investment Grade Bond Fund	763,603,221	15,274,578	57,714,591	7,974,697	(3,378,628)	385,288	718,169,868	71,317,762
Fidelity Series Large Cap Stock Fund	63,673,724	3,507,326	1,990,602	-	193,513	7,706,758	73,090,719	2,475,973
Fidelity Series Large Cap Value Index Fund	18,537,105	1,099,967	584,269	-	46,750	2,545,513	21,645,066	1,021,958
Fidelity Series Long-Term Treasury Bond Index Fund	39,091,812	8,818,285	5,597,368	368,091	(2,087,146)	2,045,971	42,271,554	7,930,873
Fidelity Series Opportunistic Insights Fund	37,809,385	1,858,513	1,508,689	-	96,490	6,074,317	44,330,016	1,558,173
Fidelity Series Overseas Fund	54,496,865	2,105,455	4,659,283	-	35,044	5,995,434	57,973,515	3,580,822
Fidelity Series Real Estate Income Fund	2,233,376	45,692	68,013	20,202	881	23,830	2,235,766	220,926
Fidelity Series Select International Small Cap Fund	1,877,581	-	152,048	-	28,842	138,233	1,892,608	122,341
Fidelity Series Short-Term Credit Fund	43,449,296	765,013	10,844,700	403,971	74,040	(174,288)	33,269,361	3,336,947
Fidelity Series Small Cap Core Fund	1,663,466	662,143	58,554	65,414	3,332	287,397	2,557,784	157,499
Fidelity Series Small Cap Discovery Fund	4,878,516	260,952	299,502	60,840	16,306	1,060,246	5,916,518	449,583
Fidelity Series Small Cap Opportunities Fund	11,627,675	309,011	631,912	-	54,376	2,132,709	13,491,859	667,583
Fidelity Series Stock Selector Large Cap Value Fund	41,401,153	4,088,883	1,300,372	-	68,223	4,051,228	48,309,115	3,122,761
Fidelity Series Value Discovery Fund	37,665,483	3,361,191	1,183,095	-	75,647	4,088,802	44,008,028	2,358,415
	2,309,436,011	142,875,405	179,997,739	11,738,831	(1,317,937)	105,323,368	2,376,319,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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